PREPAID EXPENSES AND OTHER CURRENT ASSETS - Additional Information (Details)	Dec. 31, 2021 USD ($)
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Estimated net realizable value	$ 82,974